Other Payables and Accruals (Details) $ in Thousands	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Other Payables and Accruals
Unearned revenue	$ 71,228	$ 69,768
Accrued off-hire	4,490	2,461
Accrued purchases	10,662	10,169
Accrued interest	43,712	26,186
Other accruals	36,840	44,917
Total	$ 166,932	$ 153,501
Unearned revenue, number of vessels | item	29	32